ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Advance to supplier- related party	$ 0	$ 875,044
Less: allowance for doubtful accounts	0	0
Total advance to supplier - related party	0	875,044
Less: advance to supplier - related party held for discontinued operations	0	0
Advance to supplier- related party held for continuing operations	$ 0	$ 875,044